Label	Element	Value
Gross carrying amount [member] | Goodwill [member]
Intangible assets and goodwill	ifrs-full_IntangibleAssetsAndGoodwill	$ 9,020,813
Accumulated impairment [member] | Goodwill [member]
Intangible assets and goodwill	ifrs-full_IntangibleAssetsAndGoodwill	$ (9,020,813)